Fair Value Measurements (Details) - Schedule of Estimated Fair Value of the Earnout Shares - $ / shares		2 Months Ended	3 Months Ended
		Mar. 14, 2024	Mar. 31, 2024
Schedule of Estimated Fair Value of the Earnout Shares [Abstract]
Stock Price (in Dollars per share)	[1]	$ 10	$ 11.29
Volatility		35.00%	35.00%
Risk free rate of return		4.24%	4.17%
Expected term (in years)		5 years	5 years

[1]	At March 14, 2024, the $10.00 price represents the Business Combination price.